Other Comprehensive Income (Loss) and Accumulated Other Comprehensive Loss (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Accumulated Other Comprehensive Income (Loss), Net of Tax [Roll Forward]
Pension Plans and Other Postretirement Benefits, Beginning Balance	$ (76,416)	$ (51,562)	$ (60,055)
Derivative Instruments, Beginning Balance	(4,736)	(4,151)	(2,664)
Foreign Currency Translation Adjustments, Beginning Balance	(17,944)	(18,107)	(12,065)
Marketable Securities, Beginning Balance	364	0	0
Accumulated Other Comprehensive Income (Loss), Beginning Balance	(98,732)	(73,820)	(74,784)
Pension Plans and Other Postretirement Benefits, Other comprehensive (loss) income	(19,723)	(24,854)	8,493
Derivative Instruments, Other comprehensive (loss) income	563	(585)	(1,487)
Foreign Currency Translation Adjustments, Other comprehensive (loss) income	7,567	163	(6,042)
Marketable Securities, Other comprehensive (loss) income	(364)	364	0
Other comprehensive (loss) income	(11,957)	(24,912)	964
Pension Plans and Other Postretirement Benefits, Ending Balance	(96,139)	(76,416)	(51,562)
Derivative Instruments, Ending Balance	(4,173)	(4,736)	(4,151)
Foreign Currency Translation Adjustments, Ending Balance	(10,377)	(17,944)	(18,107)
Marketable Securities, Ending Balance	0	364	0
Accumulated Other Comprehensive Income (Loss), Ending Balance	$ (110,689)	$ (98,732)	$ (73,820)